Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.
   PROPERTY, PLANT AND EQUIPMENT

The Company completed
two
capital expenditure projects during fiscal
2021
.

The
first
project was a building expansion at the Company's coil processing facility in Hickman, Arkansas that was put into service during
May 2020.
The project added an additional
22,000
square feet of storage space to the facility. This project was completed at an actual cost of approximately
$1,083,000
compared to an original estimated cost of
$1,100,000.
The
second
project involved the purchase and installation of a stretcher leveler coil processing line at the Company's coil processing facility in Decatur, Alabama. This newly acquired equipment replaces the prior processing equipment at the Decatur plant and expands both the size range and grades of material that the Decatur plant is able to process. The equipment was purchased from and constructed, fabricated and installed by Delta Steel Technologies. Installation of the equipment began in
December 2020
and the Company put the equipment into service during
March
2021.
The estimated total cost of this project is
$7,200,000
with approximately
$6,733,000
having been paid as of
March 31, 2021.

On
May 25, 2021,
the Company announced plans for a new facility in Sinton, Texas that will be part of the coil product segment. The new facility will be on the campus of Steel Dynamics, Inc.'s ("SDI") new flat roll steel mill currently under construction in Sinton, Texas. The Company's new location will consist of an approximately
70,000
square foot building located on approximately
26.5
acres leased from SDI under a
99
-year agreement with an annual rental payment of
$1.
The Company has selected Red Bud Industries to build a stretcher leveler cut-to-length line for the facility that is capable of handling material up to
1”
thick, widths up to
96”
and yields exceeding
100,000
psi. The Company expects the location to commence operations in
April 2022
and estimates the total cost of the project to be
$21
million.

At
March 31, 2020,
the Company determined that indicators of impairment were present for the tubular segment's pipe finishing facility due to inconsistent operating results and uncertainty related to future operations. The Company performed an impairment review of the facility's assets and determined the carrying amount of the assets were not
recoverable based on estimated undiscounted cash flows. To establish a fair market value of the assets, certain equipment was valued using the market approach, which involves measuring the value of the assets in an open market exchange. The real property and buildings were valued based on a weighted combination of the market approach and the cost approach. Remaining assets were valued based on their net salvage value. As a result of the review, an impairment loss of
$4,338,419
was recognized due to the carrying amount of the assets exceeding their fair value of
$1,771,450
at
March 31, 2020.

The fair value of the threading facility was determined using Level
3
fair value inputs. Accounting Standards Codification
820
– Fair Value Measurement outlines a
three
-tiered fair value hierarchy related to the inputs used when measuring fair value. Level
1
inputs are quoted prices in an active market for identical assets or liabilities, Level
2
inputs are observable inputs other than quoted prices and Level
3
inputs are unobservable inputs.